CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 8,611			$ 14,421				$ 1,295
Accounts receivable, net	930			688				287
Prepaid expenses and other current assets (Note 5)	12,577			6,053				5,908
Total current assets	22,118			21,162				7,490
Property and equipment, net (Note 6)	603			320				564
Intangible assets, net (Note 7)	9,917			10,946				12,721
Total assets	32,638			32,428				20,775
Current liabilities:
Accounts payable, including due to related party of $2,407 and $406, respectively	7,282			4,890				2,180
Accrued expenses and other current liabilities (Note 8)	20,957			9,891				7,654
Advanced subscription agreement, including due to related party of $4,333 and $3,412, respectively (Note 11)				8,098				6,992
Debt to related parties (Note 14)	34			10,129				119
Total current liabilities	28,273			33,008				16,945
Non-current liabilities:
Convertible loan notes	8,809			6,130
Derivative liability (Note 12)	126,927			34,982
Other non-current liabilities				84
Total liabilities	190,322			74,204				16,945
Shareholders' equity (deficit): (Note 9)
Additional paid-in capital	146,768			104,799				94,315
Subscription receivable								(1,004)
Accumulated deficit	(308,678)			(146,770)				(91,895)
Accumulated other comprehensive income	4,067			41				2,261
Total shareholders' deficit	(157,684)	$ (150,375)	$ (104,572)	(41,776)	$ (18,634)	$ (7,694)	$ (1,048)	3,830	$ 31,752
Total liabilities and shareholders' deficit	32,638			32,428				20,775
Common Shares
Shareholders' equity (deficit): (Note 9)
Ordinary shares	89			87				86
B Ordinary Shares
Shareholders' equity (deficit): (Note 9)
Ordinary shares	$ 70			$ 67				67
Subscription receivable								$ (1,000)